                                                          WELLS
                                                          FARGO

                                                          FUNDS





         Annual Report

         O V E R L A N D   E X P R E S S   S W E E P   F U N D




                                              March 31, 2000



                            [GRAPHIC]

                                                     OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS.........................................................2
---------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS.......................................................4
---------------------------------------------------------------------

FINANCIAL STATEMENTS
---------------------------------------------------------------------

  STATEMENT OF ASSETS AND LIABILITIES..........................................7

  STATEMENT OF OPERATIONS......................................................8

  STATEMENTS OF CHANGES IN NET ASSETS..........................................9

  FINANCIAL HIGHLIGHTS........................................................10

NOTES TO FINANCIAL STATEMENTS.................................................12
---------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT..................................................15
---------------------------------------------------------------------

LIST OF ABBREVIATIONS.........................................................16
---------------------------------------------------------------------

              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                     OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   For investors, the past year was unpredictable. It was a period characterized by rapidly shifting markets and unprecedented volatility.
   During the 12-month period ended March 31, 2000, blue chip stocks soared to a record high, only to surrender their gains following a series of interest rate hikes that sent the Dow Jones Industrial Average (the "Dow") into a tailspin. After a March rally, the Dow recovered most of its losses, yet still remained down for the year.
   In contrast, the Nasdaq Composite Index shattered the 5,000 barrier led by the turbocharged performance of technology stocks -- particularly genetics, semiconductor and communications stocks. Technology reigned for several months, while all other sectors scrambled for attention. That changed when the technology bubble burst in late March, sparking a sell-off that pounded speculative issues and left many investors concerned about the viability of many "New Economy" stocks.

WELLS FARGO MONEY MARKET FUNDS
--------------------------------------------------------------------------------
   Concerned about the potential for a run-up in inflation, the Federal Reserve Board (the "Fed") chose to raise interest rates five times over the fiscal year, with each hike coming in 0.25% increments. Rising interest rates have helped the Fund's investors capture additional yields on the short-term securities within each portfolio. And, because we believe that the Fed may be planning additional rate increases in coming months, our fund managers presently intend to keep the average maturity of their portfolios relatively short to take advantage of higher yields.
   At the same time, our money market funds, which maintained their $1 per share price throughout the period, continued to provide investors with a safe, stable and convenient place to hold cash while evaluating other potential investment opportunities.

INVESTING IN AN UPSIDE-DOWN MARKET
--------------------------------------------------------------------------------
   With dramatic market fluctuations becoming standard events, many investors are justifiably worried about the market's outlook. So what should you do amid uncertainty? The first thing to remember is to think long term. Over time, the market will regain its balance.
   More importantly, investors should stick with a clearly defined strategy of buying and holding a diversified portfolio of stocks, bonds and cash. If you adhere to your long-term strategy, you won't be as vulnerable to a downturn in one sector. Chances are that your overall returns will be more steady over time as well. The fact is, diversification is an effective strategy that investors can use to their advantage in virtually any market environment.
   In closing, thank you for investing with Wells Fargo Funds. With 61 mutual funds and more than $61 billion in mutual fund assets (as of February 29, 2000), we offer a complete array of mutual funds designed to meet most any investor need -- in any market environment.

  Sincerely,

    /s/ MICHAEL J. HOGAN                        /s/ W. RODNEY HUGHES
    MICHAEL J. HOGAN                            W. RODNEY HUGHES
    EXECUTIVE VICE PRESIDENT,                   PRESIDENT,
    WELLS FARGO BANK, N.A.                      WELLS FARGO FUNDS

OVERLAND EXPRESS SWEEP FUND                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Wells Fargo Overland Express Sweep Fund (the "Fund") seeks to provide investors with a high level of current income, while preserving capital and liquidity.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management

FUND MANAGER
  Michael Neitzke

INCEPTION DATE
  10/01/91

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund underperformed its benchmark, the 90-Day Treasury Bill(1), for the year ending March 31, 2000, with a return of 4.32%(2) versus 5.27% for the benchmark.
   Rising interest rates, however, contributed to the Fund's performance. During the past year the Federal Reserve Board raised short-term interest rates five times -- with each rate increase coming in 0.25% increments -- to offset inflationary pressures and curb the nation's fast-growing economy. Over the year, the Federal Funds Rate, the most sensitive indicator of the direction of interest rates, increased from 4.75% to 6%.
   The series of rate hikes also sent yields on short-term securities higher, which created opportunities to add yields to the portfolio. And as rates rose, the Fund's management team also selectively invested in longer-term securities to capture increasingly higher yields. They achieved these favorable results while maintaining a core position among securities that mature within a one- to three-month range.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   With additional rate increases forecast during the year, the Fund's management team will continue to take advantage of higher-yielding, short-term securities and purchase longer-term securities that offer attractive values. However, the Fund is consistently managed to maintain a stable asset value of $1 per share given any level of volatility.

PERFORMANCE HIGHLIGHTS                               OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2000)
--------------------------------------------------------------------------------

                                6-Month  1-Year  5-Year  Since Inception
OVERLAND EXPRESS SWEEP FUND       2.31    4.32    4.41           3.75

BENCHMARK

  LIPPER MONEY MARKET FUNDS
    AVERAGE(3)                    2.50    4.72    4.93

  90-DAY TREASURY BILL            2.82    5.27    5.17

FUND YIELD SUMMARY
----------------------------------------------

7-DAY CURRENT YIELD                        4.92%

7-DAY COMPOUND YIELD                       5.03%

30-DAY SIMPLE YIELD                        4.82%

  FUND CHARACTERISTICS (AS OF MARCH 31, 2000)
----------------------------------------------

WEIGHTED AVERAGE MATURITY                 63 DAYS

NUMBER OF HOLDINGS                           81

  PORTFOLIO COMPOSITION(4)
  (AS OF MARCH 31, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Commercial Paper                  47%

Certificate of Deposits           24%

Short-Term Corporate Bonds        15%

Repurchase Agreements              8%

Floating and Variable Rate Bonds   6%

--------------------------------------------------------------------------------

  Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.
(1) Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time after November 2000.
  Performance shown for the Wells Fargo Overland Express Sweep Fund for the periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Sweep Fund, its predecessor fund. Effective at the close of business November 5, 1999 the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for periods prior to December 15, 1997, reflects performance of the Overland Sweep Fund, a predecessor fund.
(3) Source: Lipper Analytical Services, Inc. The Lipper Money Market Funds average is an average of funds that invest in high quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days. You cannot invest directly in a Lipper average.
(4)  Portfolio holdings are subject to change.

OVERLAND EXPRESS SWEEP FUND           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY DESCRIPTION                                INTEREST RATE  MATURITY DATE       VALUE
VARIABLE AND FLOATING RATE BONDS - 5.81%
$ 53,500,000  BEAR STEARNS                                               6.19%       03/29/01   $   53,500,000
  72,500,000  J.P. MORGAN & COMPANY                                      5.99        03/16/01       72,500,000
  98,500,000  MORGAN STANLEY DEAN WITTER                                 6.00        03/16/01       98,500,000

TOTAL VARIABLE AND FLOATING RATE BONDS (COST $224,500,000)                                         224,500,000
                                                                                                --------------
COMMERCIAL PAPER - 47.46%
  40,500,000  AEGON FUNDING                                              6.46{::}     09/25/00      39,259,688
 100,000,000  AQUINAS FUNDING                                            4.23{::}     04/03/00     100,000,000
  74,103,000  ATLANTIS ONE FUNDING                                       5.79{::}     05/09/00      73,665,051
  46,000,000  ATLANTIS ONE FUNDING                                       5.80{::}     05/10/00      45,720,588
  30,000,000  ATLANTIS ONE FUNDING                                       5.87{::}     05/17/00      29,781,833
  80,000,000  BANK OF AMERICA CORPORATION                                5.89{::}     05/23/00      79,338,889
 100,000,000  CITIGROUP                                                  5.02{::}     04/06/00      99,949,833
  35,000,000  COMMERZBANK USA                                            5.82{::}     05/17/00      34,747,611
  22,000,000  COMPASS SECURITIZATION                                     4.41{::}     04/04/00      21,996,407
  25,000,000  COMPASS SECURITIZATION                                     5.50{::}     04/13/00      24,958,681
  50,000,000  COMPASS SECURITIZATION                                     5.87{::}     04/25/00      49,813,917
 120,000,000  CONCORD MINUTE "B"                                         4.84{::}     04/05/00     119,959,733
  46,265,000  FALCON ASSET SECURITIZATION                                5.39{::}     04/11/00      46,204,136
  44,813,000  FALCON ASSET SECURITIZATION                                5.44{::}     04/12/00      44,746,677
  75,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                       5.25{::}     04/10/00      74,914,979
  50,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                       5.85{::}     04/27/00      49,798,333
  20,000,000  GOLDMAN SACHS GROUP INCORPORATED LP                        5.81{::}     05/10/00      19,878,311
  25,000,000  GRAND FUNDING                                              5.94{::}     05/02/00      24,877,153
  75,000,000  GREYHAWK FUNDING                                           5.82{::}     05/16/00      74,470,563
  50,000,000  GREYHAWK FUNDING                                           5.84{::}     05/15/00      49,654,083
  50,000,000  IRISH PERM                                                 5.82{::}     05/11/00      49,687,028
  50,000,000  J.P. MORGAN & COMPANY                                      5.82{::}     05/18/00      49,631,250
  25,000,000  KBC                                                        5.06{::}     04/07/00      24,983,611
  49,426,000  LEXINGTON PARKER CAPITAL CORPORATION                       4.83{::}     04/05/00      49,409,442
  50,000,000  LEXINGTON PARKER CAPITAL CORPORATION                       5.90{::}     05/26/00      49,562,014
  30,050,000  NATIONAL RURAL UTILITIES                                   6.23{::}     09/22/00      29,177,081
  90,000,000  NEPTUNE FUNDING CORPORATION                                5.79{::}     04/20/00      89,741,600
  26,463,000  PERRY IV FUNDING                                           5.62{::}     04/17/00      26,401,665
  16,946,000  RECEIVABLES CAPITAL CORPORATION                            5.53{::}     04/14/00      16,915,243
  75,000,000  SALOMON SMITH BARNEY                                       5.77{::}     05/05/00      74,606,000
  29,825,000  SHEFFIELD RECEIVABLES CORPORATION                          4.02{::}     04/03/00      29,825,000
  15,000,000  SIGMA FINANCE INCORPORATED                                 5.89{::}     05/23/00      14,876,042
   9,500,000  SPECIAL PURPOSE A/R CORPORATION                            6.02{::}     05/19/00       9,425,953
  19,655,000  SYDNEY CAPITAL                                             5.50{::}     04/13/00      19,622,515
  22,241,000  SYDNEY CAPITAL                                             5.80{::}     05/03/00      22,130,722
  40,000,000  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED            5.59{::}     04/14/00      39,926,544
  53,933,000  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED            5.81{::}     05/10/00      53,604,848
  30,500,000  TRIDENT CAPITAL                                            5.80{::}     05/11/00      30,309,731
  50,000,000  VARIABLE FUNDING                                           4.41{::}     04/04/00      49,991,833

TOTAL COMMERCIAL PAPER (COST $1,833,564,588)                                                     1,833,564,588
                                                                                                --------------

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000           OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY DESCRIPTION                                INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 14.71%
$ 30,000,000  BANK OF AMERICA CORPORATION                                6.16%       04/05/00   $   29,999,935
  25,000,000  BETA FINANCE INCORPORATED                                  6.15        10/06/00       25,000,000
  20,000,000  BETA FINANCE INCORPORATED                                  6.77        03/15/01       20,000,000
  40,000,000  BETA FINANCE INCORPORATED                                  6.82        02/15/01       40,000,000
  32,000,000  CC USA                                                     6.77        03/15/01       32,000,000
  30,000,000  CC USA                                                     6.79        03/15/01       30,000,000
  36,500,000  COMERICA BANK                                              5.94        01/12/01       36,488,847
  35,000,000  DEUTSCHE BANK AG                                           6.07        10/10/00       34,992,177
  50,000,000  DEUTSCHE BANK AG                                           6.14        04/17/00       49,998,878
  18,500,000  DORADA FINANCE                                             6.77        03/15/01       18,500,000
  40,000,000  GOLDMAN SACHS GROUP INCORPORATED                           6.00        08/07/00       40,000,000
  60,000,000  GOLDMAN SACHS GROUP INCORPORATED                           6.07        09/01/00       60,000,000
  10,000,000  GOLDMAN SACHS GROUP INCORPORATED                           6.50        12/22/00       10,000,000
  17,500,000  IBM CREDIT CORPORATION                                     5.27        04/07/00       17,499,866
  33,500,000  MARSHALL & ILSLEY CORPORATION                              6.81        03/21/01       33,500,000
  25,000,000  SIGMA FINANCE INCORPORATED                                 5.44        05/24/00       25,000,000
  15,250,000  TEXACO CAPITAL CORPORATION                                 5.11        05/03/00       15,249,154
  50,000,000  U.S. BANK N.A.                                             5.92        10/02/00       49,980,946

TOTAL CORPORATE BONDS & NOTES (COST $568,209,803)                                                  568,209,803
                                                                                                --------------
SHORT-TERM FEDERAL AGENCIES - 0.10%
   3,455,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                     5.61{::}     08/04/00       3,389,485
     500,000  FEDERAL HOME LOAN MORTGAGE CORPORATION                     5.51{::}     08/10/00         490,253

TOTAL SHORT-TERM FEDERAL AGENCIES (COST $3,879,738)                                                  3,879,738
                                                                                                --------------
CERTIFICATES OF DEPOSIT - 23.42%
 100,000,000  AMERICAN EXPRESS CENTURION BANK                            6.10        04/27/00      100,000,000
  35,000,000  ABN AMRO                                                   6.72        02/12/01       34,991,405
 192,000,000  BARCLAY'S BANK                                             6.34        04/03/00      192,000,000
  50,000,000  CANADIAN IMPERIAL BANK OF COMMERCE                         5.10        04/12/00       49,999,405
  35,000,000  CANADIAN IMPERIAL BANK OF COMMERCE                         6.57        01/29/01       34,989,035
  24,700,000  COMMERZBANK NY                                             5.22        05/12/00       24,698,857
  47,000,000  COMMERZBANK NY                                             6.77        02/28/01       46,987,872
  88,741,455  MARSHALL & ILSLEY CORPORATION                              6.19        04/03/00       88,741,455
  67,756,905  NATEXIS BANQUE                                             6.44        04/03/00       67,756,905
  40,000,000  NATIONAL WESTMINSTER BANK                                  5.14        04/14/00       39,999,421
  40,000,000  PARIBAS                                                    5.93        04/28/00       40,000,000
  30,000,000  REGIONS BANK N.A.                                          5.98        04/24/00       30,000,000
  50,000,000  U.S. BANK N.A.                                             6.59        01/16/01       50,000,000
  55,000,000  UNION BANK OF SWITZERLAND                                  6.22        12/11/00       54,972,866
  50,000,000  UNION BANK OF SWITZERLAND                                  6.24        12/06/00       49,977,433

TOTAL CERTIFICATES OF DEPOSIT (COST $905,114,654)                                                  905,114,654
                                                                                                --------------
REPURCHASE AGREEMENTS - 8.42%
  47,000,000  BANKAMERICA SECURITIES TRIPARTY REPURCHASE
              AGREEMENT                                                  6.35        04/03/00       47,000,000
 192,000,000  GOLDMAN SACHS & COMPANY TRIPARTY REPURCHASE
              AGREEMENT                                                  6.35        04/03/00      192,000,000
  36,426,193  LEHMAN BROTHERS TRIPARTY REPURCHASE AGREEMENT              6.42        04/03/00       36,426,193

OVERLAND EXPRESS SWEEP FUND           PORTFOLIO OF INVESTMENTS -- MARCH 31, 2000
--------------------------------------------------------------------------------

   OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY DESCRIPTION                                INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS (continued)
$ 50,000,000  TRAVELERS INSURANCE REPURCHASE AGREEMENT                   5.93%       04/03/00   $   50,000,000

TOTAL REPURCHASE AGREEMENTS (COST $325,426,193)                                                    325,426,193
                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,860,694,976)* (NOTE 1)             99.92% $3,860,694,976
OTHER ASSETS AND LIABILITIES, NET            0.08       2,917,199
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $3,863,612,175
                                          -------  --------------

{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                           STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2000
                                                     OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                      OVERLAND EXPRESS
                                                            SWEEP FUND
----------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT AMORTIZED COST................     $3,860,694,976
CASH..............................................            255,349
RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES.....         23,354,787
                                                       --------------
TOTAL ASSETS......................................      3,884,305,112
                                                       --------------

LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES....          3,091,247
  PAYABLE TO OTHER RELATED PARTIES................          1,105,721
  ACCRUED EXPENSES AND OTHER LIABILITIES..........            484,980
  DIVIDENDS PAYABLE...............................         16,010,989
                                                       --------------
TOTAL LIABILITIES.................................         20,692,937
                                                       --------------
TOTAL NET ASSETS..................................     $3,863,612,175
                                                       --------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------
  PAID-IN CAPITAL.................................     $3,864,142,448
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON
    INVESTMENTS...................................           (530,273)
                                                       --------------
TOTAL NET ASSETS..................................     $3,863,612,175
                                                       --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------
NET ASSETS........................................     $3,863,612,175
SHARES OUTSTANDING................................      3,864,153,081
NET ASSET VALUE AND OFFERING PRICE PER SHARE......     $         1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                    OVERLAND EXPRESS
                                                          SWEEP FUND
--------------------------------------------------------------------

INVESTMENT INCOME
  INTEREST........................................  $    188,740,436
                                                    ----------------
TOTAL INVESTMENT INCOME...........................       188,740,436
                                                    ----------------

EXPENSES
  ADVISORY FEES...................................        15,369,587
  ADMINISTRATION FEES.............................         5,123,196
  CUSTODY.........................................           624,429
  SHAREHOLDER SERVICING FEES......................        10,246,391
  PORTFOLIO ACCOUNTING FEES.......................           491,448
  TRANSFER AGENT..................................         1,004,934
  DISTRIBUTION FEES...............................        10,246,391
  LEGAL AND AUDIT FEES............................           236,635
  REGISTRATION FEES...............................           209,864
  DIRECTORS' FEES.................................             2,710
  SHAREHOLDER REPORTS.............................            97,169
  OTHER...........................................            89,447
                                                    ----------------
TOTAL EXPENSES....................................        43,742,201
                                                    ----------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES.............        (1,045,991)
  NET EXPENSES....................................        42,696,210
                                                    ----------------
NET INVESTMENT INCOME (LOSS)......................       146,044,226
                                                    ----------------

NET REALIZED GAIN (LOSS) FROM INVESTMENTS.........            (5,277)
                                                    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $    146,038,949
                                                    ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                  OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                         OVERLAND EXPRESS SWEEP FUND
                                                                        ------------------------------
                                                                               FOR THE         FOR THE
                                                                            YEAR ENDED      YEAR ENDED
                                                                        MARCH 31, 2000  MARCH 31, 1999
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS..................................................  $3,097,218,696  $2,594,909,845
OPERATIONS:
NET INVESTMENT INCOME.................................................    146,044,226     116,522,861
NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS.......................         (5,277)         32,554
                                                                        -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................    146,038,949     116,555,415
                                                                        -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME...............................................   (146,044,226)   (116,522,861)
CAPITAL SHARE TRANSACTIONS (1):
  PROCEEDS FROM SHARES SOLD...........................................  8,596,587,764   7,434,822,164
  REINVESTMENT OF DIVIDENDS...........................................          5,540           5,766
  COST OF SHARES REDEEMED.............................................  (7,830,194,548) (6,932,551,633)
                                                                        -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS........................................................    766,398,756     502,276,297
                                                                        -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS.................................    766,393,479     502,308,851
                                                                        -------------   -------------

NET ASSETS:
------------------------------------------------------------------------------------------------------
    ENDING NET ASSETS.................................................  $3,863,612,175  $3,097,218,696

(1)  SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           BEGINNING               DIVIDENDS      ENDING
                           NET ASSET         NET    FROM NET  NET ASSETS
                           VALUE PER  INVESTMENT  INVESTMENT   VALUE PER
                               SHARE      INCOME      INCOME       SHARE
------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
APRIL 1, 1999 TO
  MARCH 31, 2000.........  $    1.00        0.04       (0.04) $     1.00
APRIL 1, 1998 TO
  MARCH 31, 1999.........       1.00        0.04       (0.04)       1.00
JANUARY 1, 1998 TO
  MARCH 31, 1998 (3).....       1.00        0.01       (0.01)       1.00
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......       1.00        0.04       (0.04)       1.00
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......       1.00        0.04       (0.04)       1.00
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......       1.00        0.05       (0.05)       1.00

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

(2) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).

(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                 OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                           -------------------------------------------------              NET ASSETS AT
                           NET INVESTMENT             NET              GROSS     TOTAL    END OF PERIOD
                                INCOME(1)     EXPENSES(1)     EXPENSES(1)(2)    RETURN  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
APRIL 1, 1999 TO
  MARCH 31, 2000.........        4.29%            1.25%             1.29%        4.32%  $     3,863,612
APRIL 1, 1998 TO
  MARCH 31, 1999.........        4.16%            1.25%             1.28%        4.26%        3,097,219
JANUARY 1, 1998 TO
  MARCH 31, 1998 (3).....        4.49%            1.25%             1.26%        1.11%        2,594,910
JANUARY 1, 1997 TO
  DECEMBER 31, 1997......        4.40%            1.24%             1.26%        4.47%        2,956,090
JANUARY 1, 1996 TO
  DECEMBER 31, 1996......        4.20%            1.24%             1.26%        4.29%        2,002,725
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......        4.70%            1.25%             1.28%        4.80%        1,209,183

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

(2) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 9).

(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

OVERLAND EXPRESS SWEEP FUND                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 61 separate series. These financial statements represent the Overland Express Sweep Fund (the "Fund"), a diversified series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective on the close of business November 5, 1999 the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through an exchange of shares as follows:

    STAGECOACH FUND                                                 WELLS FARGO FUND

    OVERLAND EXPRESS SWEEP FUND*                                    OVERLAND EXPRESS SWEEP FUND

                    * ACCOUNTING SURVIVOR

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
   The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
   The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate debt obligations.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

NOTES TO FINANCIAL STATEMENTS                        OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2000.
   The Overland Express Sweep Fund had estimated net capital loss carryforwards, which are available to offset future net realized capital gains as follows:

                                   Capital Loss
    Date            Year Expires   Carryforwards
    MARCH 31, 2000  2003             $513,061

                    2005                8,595

                    2008                8,617

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Overland Express Sweep Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management, for which WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-adviser to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Overland Express Sweep Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay to Stephens Inc. (Stephens), as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.30% of the Fund's average daily net assets. The distribution fees paid on behalf of the Fund for the period ended March 31, 2000 are disclosed in the Statement of Operations.

5. ADMINISTRATION
   The Trust has entered into an administration agreement on behalf of the Fund with WFB whereby WFB is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. WFB will continue to provide sub-transfer agency services to the Fund.
   Prior to July 17, 1999, the Trust had entered into a contract on behalf of the Overland Express Sweep Fund with WFB, whereby WFB provided transfer agency services for the Fund, which was charged at an annual rate of 0.10% of the average daily net assets of the Fund.

OVERLAND EXPRESS SWEEP FUND                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents whereby the Fund is charged 0.30% of the average daily net assets of the Fund for these services. Prior to November 8, 1999, shareholder servicing fees were charged at the same annual rate of 0.30% of the average daily net assets of the Overland Express Sweep Fund.

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. WFB provided sub-portfolio accounting services to the Fund. For these services, WFB was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund's average daily net assets. Prior to November 8, 1999, the Trust had entered into a contract on behalf of the Overland Express Sweep Fund with WFB whereby WFB was responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, WFB was entitled to a monthly base fee from the Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
   The Trust has entered into a contract on behalf of the Fund with Norwest Bank Minnesota, N.A. ("Norwest"), an affiliated party, whereby Norwest is responsible for providing custody services for the Fund. Pursuant to the contract, Norwest is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund. Prior to November 8, 1999, the Overland Express Sweep Fund had the above service performed by WFB for a fee at an annual rate of 0.0167% of the average daily net assets of the Fund.
   Certain officers of the Trust are also officers of Stephens. As of March 31, 2000, Stephens owned 136,270 shares of the Overland Express Sweep Fund.

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2000, were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB.

                                                                    Fees Waived by WFB    Total Fees Waived
    OVERLAND EXPRESS SWEEP FUND                                         $1,045,991            $1,045,991

INDEPENDENT AUDITORS' REPORT                         OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST:

    We have audited the accompanying statement of assets and liabilities of Overland Express Sweep Fund (one of the funds comprising Wells Fargo Funds Trust), including the Portfolio of Investments as of March 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Overland Express Sweep Fund of Wells Fargo Funds Trust as of March 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

                                                   [LOGO]
   San Francisco, California
   May 12, 2000

OVERLAND EXPRESS SWEEP FUND                                LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                            --    ASSOCIATION OF BAY AREA GOVERNMENTS
ADR                             --    AMERICAN DEPOSITORY RECEIPTS
AMBAC                           --    AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT                             --    ALTERNATIVE MINIMUM TAX
ARM                             --    ADJUSTABLE RATE MORTGAGES
BART                            --    BAY AREA RAPID TRANSIT
CDA                             --    COMMUNITY DEVELOPMENT AUTHORITY
CDSC                            --    CONTINGENT DEFERRED SALES CHARGE
CGIC                            --    CAPITAL GUARANTY INSURANCE COMPANY
CGY                             --    CAPITAL GUARANTY CORPORATION
CMT                             --    CONSTANT MATURITY TREASURY
COFI                            --    COST OF FUNDS INDEX
CONNIE LEE                      --    CONNIE LEE INSURANCE COMPANY
COP                             --    CERTIFICATE OF PARTICIPATION
CP                              --    COMMERCIAL PAPER
CTF                             --    COMMON TRUST FUND
DW&P                            --    DEPARTMENT OF WATER & POWER
DWR                             --    DEPARTMENT OF WATER RESOURCES
EDFA                            --    EDUCATION FINANCE AUTHORITY
FGIC                            --    FINANCIAL GUARANTY INSURANCE CORPORATION
FHA                             --    FEDERAL HOUSING AUTHORITY
FHLB                            --    FEDERAL HOME LOAN BANK
FHLMC                           --    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA                            --    FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN                             --    FLOATING RATE NOTES
FSA                             --    FINANCIAL SECURITY ASSURANCE, INC
GNMA                            --    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO                              --    GENERAL OBLIGATION
HFA                             --    HOUSING FINANCE AUTHORITY
HFFA                            --    HEALTH FACILITIES FINANCING AUTHORITY
IDA                             --    INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR                           --    LONDON INTERBANK OFFERED RATE
LLC                             --    LIMITED LIABILITY CORPORATION
LOC                             --    LETTER OF CREDIT
LP                              --    LIMITED PARTNERSHIP
MBIA                            --    MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR                            --    MULTI-FAMILY HOUSING REVENUE
MUD                             --    MUNICIPAL UTILITY DISTRICT
MTN                             --    MEDIUM TERM NOTE
PCFA                            --    POLLUTION CONTROL FINANCE AUTHORITY
PCR                             --    POLLUTION CONTROL REVENUE
PFA                             --    PUBLIC FINANCE AUTHORITY
PLC                             --    PRIVATE PLACEMENT
PSFG                            --    PUBLIC SCHOOL FUND GUARANTY
RAW                             --    REVENUE ANTICIPATION WARRANTS
RDA                             --    REDEVELOPMENT AUTHORITY
RDFA                            --    REDEVELOPMENT FINANCE AUTHORITY
R&D                             --    RESEARCH & DEVELOPMENT
SFMR                            --    SINGLE FAMILY MORTGAGE REVENUE
STEERS                          --    STRUCTURED ENHANCED RETURN TRUST
TBA                             --    TO BE ANNOUNCED
TRAN                            --    TAX REVENUE ANTICIPATION NOTES
USD                             --    UNIFIED SCHOOL DISTRICT
V/R                             --    VARIABLE RATE
WEBS                            --    WORLD EQUITY BENCHMARK SHARES

Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.



DATED MATERIAL
PLEASE EXPEDITE


WELLS
FARGO
FUNDS

P.O. BOX 8266
BOSTON, MA 02266-8266







                                                                 AR011 (5/00)